Consolidated Statements of Shareholders' Equity (Deficit) (Parenthetical) (Successor, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 2nd Quarter	Dec. 31, 2011 3rd Quarter	Dec. 31, 2010 Common Stock	Dec. 31, 2011 Common Stock 2nd Quarter	Dec. 31, 2011 Common Stock 3rd Quarter	Dec. 31, 2011 Subscription Receivable 3rd Quarter	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital 2nd Quarter	Dec. 31, 2011 Additional Paid-in Capital 3rd Quarter
Issuance of warrants		200,000	15,700,000		200,000	15,700,000	15,700,000		200,000	15,700,000
Issuance of Warrants Share					1,900,000	41,400,000
Stock and warrants issuance cost	$ 338,100	$ 100,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000	$ 1,600,000	$ 338,100	$ 100,000	$ 1,600,000
Stock And Warrants Issuance Share				5,100,000